Average Annual Total Returns			12 Months Ended	13 Months Ended	17 Months Ended	42 Months Ended	60 Months Ended	73 Months Ended	97 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%		19.15%		14.42%		14.43%
AAM Low Duration Preferred and Income Securities ETF Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	AAM Low Duration Preferred and Income Securities ETF Blended Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		2.51%				1.58%	2.42%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%	5.28%			(0.36%)	0.91%
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index2(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		3.82%				1.84%	2.64%
ICE 0-5 Year Duration Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	ICE 0-5 Year Duration Preferred & Hybrid Securities Index2(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		7.22%				5.70%	6.13%
S&P 500 Dividend and Free Cash Flow Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Dividend and Free Cash Flow Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.23%				11.47%		8.44%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.70%		24.79%
Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.01%		11.00%
Bloomberg 1-3 Year US Government/Credit (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year US Government/Credit(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.35%	5.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%			19.73%
Pence Transformers Index Net Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pence Transformers Index Net Total Return(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			26.05%			22.39%
AAM BRENTVIEW DIVIDEND GROWTH ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.47%		15.91%
Performance Inception Date		Jul. 30, 2024
AAM BRENTVIEW DIVIDEND GROWTH ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.13%		15.56%
AAM BRENTVIEW DIVIDEND GROWTH ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			11.15%		12.17%
AAM Low Duration Preferred and Income Securities ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.91%				1.18%	1.99%
Performance Inception Date		Nov. 19, 2019
AAM Low Duration Preferred and Income Securities ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.10%				(0.53%)	0.28%
AAM Low Duration Preferred and Income Securities ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.68%				0.55%	1.15%
AAM S&P 500 High Dividend Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.83%				11.07%		8.07%
Performance Inception Date		Nov. 28, 2017
AAM S&P 500 High Dividend Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.79%				10.06%		7.08%
AAM S&P 500 High Dividend Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.96%				8.61%		6.23%
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.24%		12.91%
Performance Inception Date		Jul. 30, 2024
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.17%		12.82%
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.71%		9.89%
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.34%		7.89%
Performance Inception Date		Jul. 30, 2024
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.34%		7.88%
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.35%		6.03%
AAM SLC Low Duration Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.39%	6.11%
Performance Inception Date		Dec. 03, 2024
AAM SLC Low Duration Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.18%	3.92%
AAM SLC Low Duration Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.74%	3.72%
AAM Transformers ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			25.60%			21.82%
Performance Inception Date		Jul. 11, 2022
AAM Transformers ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			25.54%			21.81%
AAM Transformers ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.19%			17.49%

[1]	The ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index through June 30, 2025; ICE 0-5 Year Duration Preferred & Hybrid Securities Index thereafter.
[2]	As of July 1, 2025, the Fund replaced the Fund’s underlying index, the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index, with the ICE 0-5 Year Duration Preferred & Hybrid Securities Index in conjunction with the addition of non-listed preferred securities to the Fund’s investment strategy.